Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes

	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022
Continuing operations:
Current income tax expenses	$21,008	$—	$—
Deferred income tax expenses	—	—	—
Total income tax expenses	$21,008	$—	$—

Discontinued operations:
Current income tax expenses	$—	$—	$—
Deferred income tax (credit)	—	—	(77,649)
Total income tax (credit)	$—	$—	$(77,649)

Schedule of statutory tax rates

	For the year ended	For the year ended	For the year ended
	December 31, 2024	December 31, 2023	December 31, 2022
Continuing operations:
China statutory income tax rate	25%	—	—
Preferential tax rate reduction	(19.3)%	—	—
200% deduction on research and development expenses	(1.0)%	—	—
Change in valuation allowance	(4.0)%	—	—
Permanent difference	(12.6)%	—	—
Others	6.1%
Effective tax rate	(5.8)%	—	—

Discontinued operations:
China statutory income tax rate	—	25%	25%
Preferential tax rate reduction	—	(9.6)%	(8.4)%
200% deduction on research and development expenses	—	—	—
Tax rate difference outside of PRC	—	—	(3.4)%
Change in valuation allowance	—	(15.3)%	(12.6)%
Permanent difference	—	(0.1)%	(0.1)%
Effective tax rate	—	—	0.5%

Schedule of deferred tax assets and liabilities

	December 31,	December 31,
Deferred tax assets:	2024	2023

Net operating loss carryforward	$20,018	$19,551
Lease liabilities	59,837	—
Deferred tax assests	79,855	19,551

ROU assets	(61,717)	—
Deferred tax liabilities	(61,717)	—

Valuation allowance	(18,138)	(19,551)

Deferred tax assets (liabilities), net	$—	$—

Non-current deferred tax assets	$—	$—
Non-current deferred tax liabilities	—	—
Deferred tax (liabilities) assets, net	$—	$—

Schedule of taxes payable

	December 31, 2024	December 31, 2023

VAT taxes payable	$316,105	$—
Income taxes payable	203,494	—
Other taxes payable	9,351	594
Total taxes payable	$528,950	$594
Less: taxes payable - discontinued operations	—	—
Taxes payable - continuing operations	$528,950	$594